Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31, 2024		December 31, 2023
Cash	Ps.	1,172,286	Ps.	1,051,641
Cash-in-transit (1)		237,995		143,496
Short term investments (2)		36,885		25,334
Total	Ps.	1,447,166	Ps.	1,220,471

(1)
Amount owed by banks for sales with credit cards, debit cards, and electronic transfers (See Note 3.3).
(2)
As of December 31, 2024 and 2023, these balances are deposited in a trust account created as an alternative source of payment related to the supplier finance arrangements entered into with Santander and HSBC. Those funds are released to Tiendas Tres B on a daily basis, as long as no payment default occurs (See Notes 3.11 and 14).